Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	Feb. 29, 2016 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash denominated in RMB	¥ 471,235,000		¥ 583,324,000	¥ 230,968,000	$ 70,426	$ 87,178	¥ 42,328,000
Foreign currency translation exchange rate	6.6912				6.6912
Short-term investment maturity date	Nov. 04, 2019	Nov. 04, 2019
Long-term investment maturity date	Mar. 12, 2020	Mar. 12, 2020
Fair value change of investments	¥ 4,783,000	$ 715
Loss from goodwill impairment	557,000	83	0	0
Impairment loss on intangible asset	0		0	0
Impairment loss of long-lived assets recognized	0		0	0
Contract assets	106,000		105,000		$ 16
Contract liabilities	87,870,000		90,101,000		13,132
Advertising expenses	26,317,000	3,933	27,033,000	10,302,000
Income recognized from government subsidies	¥ 4,150,000	$ 620	¥ 2,432,000	¥ 579,000
Description of uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Future minimum operating lease commitments	¥ 265,072,000				$ 39,615
VIEs
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of consolidated revenue	100.00%	100.00%	100.00%	100.00%
Percentage of assets accounted of audited consolidated assets	45.20%		31.70%		45.20%	31.70%
Percentage of liabilities accounted of audited consolidated liabilities	93.70%		92.40%		93.70%	92.40%
Assets held only to settle obligations	¥ 0
Cash and cash equivalents and restricted cash denominated in RMB	¥ 161,444,000		¥ 202,911,000		$ 24,128